CONVERTIBLE PREFERRED SHARES - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Dec. 10, 2020 shares	Oct. 01, 2020 USD ($) $ / shares shares	Feb. 17, 2021	Feb. 17, 2021 Ratio	Feb. 17, 2021 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Temporary Equity [Line Items]
Proceeds from issuance of convertible preferred shares, net of issuance cost						$ 0	$ 0	$ 8,934
Reverse stock split ratio			1.138974	1.138974
Deferred transaction costs								$ 371
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares							$ 0.4408
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares							$ 4.6366
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares							0	0
Series B-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares							$ 3.7093
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares							0	0
Series C Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares							$ 5.9842
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares							0	0
Series C One Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity original issue price | $ / shares		$ 9.573					$ 9.573
Proceeds from issuance of convertible preferred shares, net of issuance cost		$ 8,934
Temporary equity rate of interest on dividend declared but unpaid							6.00%
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares		943,148			346,678		346,678	2,699,114
Temporary equity issuance costs		$ 95
Premoney evaluation		$ 1,300,000
Temporary equity predetermined issue price as percentage of original issue price		70.00%
Series C One Redeemable Convertible Preferred Shares [Member] | Magna [Member]
Temporary Equity [Line Items]
Issuance of Convertible Preferred Shares, net of issuance cost (Shares) | shares	1,755,966
Series C One Redeemable Convertible Preferred Shares [Member] | Minimum [Member]
Temporary Equity [Line Items]
Sale of stock minimum issue price as a percentage of issue price of redeemable convertible preferred stock							200.00%
Proceeds from issuance of convertible preferred shares, net of issuance cost							$ 100,000